Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	19
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	December 15, 2014
Class A-2 Notes	$467,100,000.00	0.450%	August 15, 2016
Class A-3 Notes	$471,600,000.00	0.670%	April 15, 2018
Class A-4 Notes	$110,200,000.00	1.110%	February 15, 2019
Class B Notes	$44,110,000.00	1.540%	March 15, 2019
Class C Notes	$29,410,000.00	1.720%	July 15, 2019
Class D Notes	$29,410,000.00	2.320%	May 15, 2020
Total	$1,499,730,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,279,059.98

Principal:
Principal Collections	$19,078,171.37
Prepayments in Full	$12,460,788.83
Liquidation Proceeds	$318,942.39
Recoveries	$56,303.78
Sub Total	$31,914,206.37
Collections	$34,193,266.35

Purchase Amounts:
Purchase Amounts Related to Principal	$326,059.29
Purchase Amounts Related to Interest	$2,144.12
Sub Total	$328,203.41

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$34,521,469.76

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	19
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$34,521,469.76
Servicing Fee	$593,948.65	$593,948.65	$0.00	$0.00	$33,927,521.11
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$33,927,521.11
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$33,927,521.11
Interest - Class A-3 Notes	$262,528.16	$262,528.16	$0.00	$0.00	$33,664,992.95
Interest - Class A-4 Notes	$101,935.00	$101,935.00	$0.00	$0.00	$33,563,057.95
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,563,057.95
Interest - Class B Notes	$56,607.83	$56,607.83	$0.00	$0.00	$33,506,450.12
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,506,450.12
Interest - Class C Notes	$42,154.33	$42,154.33	$0.00	$0.00	$33,464,295.79
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,464,295.79
Interest - Class D Notes	$56,859.33	$56,859.33	$0.00	$0.00	$33,407,436.46
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,407,436.46
Regular Principal Payment	$30,622,392.77	$30,622,392.77	$0.00	$0.00	$2,785,043.69
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,785,043.69
Residual Released to Depositor	$0.00	$2,785,043.69	$0.00	$0.00	$0.00
Total		$34,521,469.76

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$30,622,392.77
Total					$30,622,392.77
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$30,622,392.77	$64.93	$262,528.16	$0.56	$30,884,920.93	$65.49
Class A-4 Notes	$0.00	$0.00	$101,935.00	$0.93	$101,935.00	$0.93
Class B Notes	$0.00	$0.00	$56,607.83	$1.28	$56,607.83	$1.28
Class C Notes	$0.00	$0.00	$42,154.33	$1.43	$42,154.33	$1.43
Class D Notes	$0.00	$0.00	$56,859.33	$1.93	$56,859.33	$1.93
Total	$30,622,392.77	$20.42	$520,084.65	$0.35	$31,142,477.42	$20.77

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	19

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$470,199,696.28	0.9970307	$439,577,303.51	0.9320978
Class A-4 Notes	$110,200,000.00	1.0000000	$110,200,000.00	1.0000000
Class B Notes	$44,110,000.00	1.0000000	$44,110,000.00	1.0000000
Class C Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Class D Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Total	$683,329,696.28	0.4556351	$652,707,303.51	0.4352165

Pool Information
Weighted Average APR	4.034%	4.025%
Weighted Average Remaining Term	40.00	39.15
Number of Receivables Outstanding	42,493	41,338
Pool Balance	$712,738,385.11	$680,302,478.06
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$686,385,776.41	$655,276,845.03
Pool Factor	0.4667576	0.4455160

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,634,995.65
Targeted Credit Enhancement Amount	$10,204,537.17
Yield Supplement Overcollateralization Amount	$25,025,633.03
Targeted Overcollateralization Amount	$27,595,174.55
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$27,595,174.55

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,634,995.65
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,634,995.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	19

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		125	$251,945.17
(Recoveries)		75	$56,303.78
Net Losses for Current Collection Period			$195,641.39
Cumulative Net Losses Last Collection Period			$4,652,270.33
Cumulative Net Losses for all Collection Periods			$4,847,911.72

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.33%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.31%	451	$8,945,622.69
61-90 Days Delinquent	0.15%	51	$1,001,436.76
91-120 Days Delinquent	0.03%	6	$172,274.98
Over 120 Days Delinquent	0.11%	29	$731,488.30
Total Delinquent Receivables	1.59%	537	$10,850,822.73

Repossession Inventory:
Repossessed in the Current Collection Period		28	$575,173.63
Total Repossessed Inventory		41	$842,581.18

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3769%
Preceding Collection Period			0.2881%
Current Collection Period			0.3371%
Three Month Average			0.3340%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1965%
Preceding Collection Period			0.1977%
Current Collection Period			0.2080%
Three Month Average			0.2007%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer